Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Foreign currency translation adjustment, income tax expense (recovery)	$ 255	$ (143)	$ (797)
Unrealized gain (loss) on marketable securities, tax		$ 11